Consolidated Balance Sheets (Parentheticals)	Jan. 31, 2013	Jan. 31, 2012
Common shares, shares authorized
Common shares, shares issued	62,654,284	62,432,727
Common shares, shares outstanding	62,654,284	62,432,727